Commitments and Contingencies - Fiscal Year Maturity (Details) $ in Millions	1 Months Ended	12 Months Ended
	Apr. 30, 2015	Dec. 31, 2025 CAD ($) GWh turbine agreement_renewal MW
Purchase obligations:
Total		$ 13,287
Year 1		1,547
Year 2		1,256
Year 3		996
Year 4		875
Year 5		800
Thereafter		7,813
Gas and fuel purchase obligations
Purchase obligations:
Total		6,592
Year 1		908
Year 2		689
Year 3		586
Year 4		491
Year 5		416
Thereafter		3,502
Gas and fuel purchase obligations | FortisBC Energy
Purchase obligations:
Total		5,295
Gas and fuel purchase obligations | UNS Energy
Purchase obligations:
Total		1,190
Renewable natural gas expiring 2044 | FortisBC Energy
Purchase obligations:
Total		2,737
Gas, renewable gas, gas transportation and storage services, expiring 2062 | FortisBC Energy
Purchase obligations:
Total		2,558
Renewable PPAs
Purchase obligations:
Total		2,374
Year 1		158
Year 2		174
Year 3		173
Year 4		165
Year 5		173
Thereafter		$ 1,531
Renewable PPAs | TEP and UNS Electric
Purchase obligations:
Share of plant output, percentage		100.00%
Waneta Expansion capacity agreement
Purchase obligations:
Total		$ 2,307
Year 1		58
Year 2		59
Year 3		60
Year 4		61
Year 5		63
Thereafter		2,006
Waneta Expansion capacity agreement | FortisBC Electric
Purchase obligations:
Purchase commitment term	40 years
Power purchase obligations
Purchase obligations:
Total		1,135
Year 1		251
Year 2		156
Year 3		129
Year 4		127
Year 5		124
Thereafter		348
Power purchase obligations | FortisBC Electric
Purchase obligations:
Total		$ 271
Purchase commitment term		20 years
Power purchase obligations | FortisBC Electric | Maximum
Purchase obligations:
Amount of volume required (in mw) | MW		200
Volume of energy required to be purchased (in GWh) | GWh		1,752
Power purchase obligations | Maritime Electric
Purchase obligations:
Total		$ 496
Amount of volume required (in mw) | MW		30
Power purchase obligations | Maritime Electric | Nuclear Generating Station
Purchase obligations:
Share of plant output, percentage		4.55%
Power purchase obligations | FortisOntario
Purchase obligations:
Total		$ 314
Power purchase obligations | FortisOntario | Maximum
Purchase obligations:
Amount of volume required (in mw) | MW		145
Power purchase obligations | FortisOntario | Minimum
Purchase obligations:
Volume of energy required to be purchased (in GWh) | GWh		537
ITC easement agreement
Purchase obligations:
Total		$ 342
Year 1		14
Year 2		14
Year 3		14
Year 4		14
Year 5		14
Thereafter		$ 272
ITC easement agreement | ITC
Purchase obligations:
Number of agreement renewals | agreement_renewal		10
Agreement renewal term		50 years
Notice, period in advance		1 year
UNS Energy EPC agreement
Purchase obligations:
Total		$ 269
Year 1		110
Year 2		143
Year 3		16
Year 4		0
Year 5		0
Thereafter		$ 0
UNS Energy EPC agreement | UNS Electric
Purchase obligations:
Number of gas engine turbines | turbine		4
Debt collection agreement
Purchase obligations:
Total		$ 96
Year 1		3
Year 2		3
Year 3		3
Year 4		3
Year 5		3
Thereafter		81
Renewable energy credit purchase agreements
Purchase obligations:
Total		50
Year 1		18
Year 2		6
Year 3		6
Year 4		5
Year 5		5
Thereafter		10
Other
Purchase obligations:
Total		122
Year 1		27
Year 2		12
Year 3		9
Year 4		9
Year 5		2
Thereafter		$ 63